INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Goodwill and intangible, net assets consist of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
License	$6,976,209	$6,876,169
Trade name / mark	390,188	392,197
Customer base	602,204	602,204
Software	795,867	158,787
	8,764,468	8,029,357
Less: Accumulated amortization
License	(805,555)	(235,925)
Trade name / mark	(36,997)	(36,997)
Customer base	(157,333)	(110,160)
Software	(67,520)	(11,789)
Subtotal	7,697,064	7,634,486
Goodwill	49,697	49,697
Total	$7,746,761	$7,684,183

At September 30, 2024, the estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

Year	Amount
2024	$208,530
2025	833,637
2026	834,846
2027	834,846
2028	783,423
Thereafter	3,846,582
Total	$7,341,864

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of the following at December 31, 2023 and 2022:

	2023	2022
License	$6,876,169	$643,204
Trade name / mark	392,197	36,997
Customer base	602,204	176,793
Software	158,788	-
	8,029,358	856,994
Less: Accumulated amortization
License	(235,925)	(98,686)
Trade name / mark	(36,997)	(29,881)
Customer base	(110,161)	(71,210)
Software	(11,789)	-
Subtotal	7,634,486	657,217
Goodwill	49,697	49,697
Total	$7,684,183	$706,914

At December 31, 2023, the estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

Year	Amount
2024	$763,292
2025	763,026
2026	764,213
2027	764,213
2028	735,772
Thereafter	3,488,769
Sum	$7,279,285